18. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Intangible Assets
INTANGIBLE ASSETS

The intangible assets roll-forward is set forth below:

	Weighted average amortization rate (p.a.)	12.31.17	Additions	Disposals	Transfers	Restatement by Hyperinflation (1)	Exchange rate variation	Transfer - held for sale (2)	12.31.18
Cost
Non-compete agreement	-	62.0	33.7	-	-	9.1	(0.1)	(14.7)	90.0
Goodwill	-	4,192.2	-	-	-	324.0	116.8	(1,937.9)	2,695.1
AKF	-	131.5	-	-	-	-	22.5	-	154.0
Alimentos Calchaquí	-	157.9	-	-	-	0.8	(65.3)	(93.4)	-
Ava	-	49.4	-	-	-	-	-	-	49.4
Avex	-	16.1	-	-	-	20.7	(6.6)	(30.0)	0.2
Banvit Bandirma Vitaminli	-	193.8	-	-	-	-	(31.5)	-	162.3
BRF AFC	-	131.9	-	-	-	-	21.6	-	153.5
BRF Holland B.V.	-	26.0	-	-	-	-	3.1	(29.1)	-
BRF Invicta	-	131.9	-	-	-	-	14.5	(146.4)	-
Dánica	-	4.1	-	-	-	5.7	(1.7)	(8.1)	-
Eclipse Holding Cooperatief	-	1.4	-	-	-	94.2	(0.5)	(94.9)	0.2
Eleva Alimentos	-	808.1	-	-	-	-	-	(111.5)	696.6
Federal Foods LLC	-	63.9	-	-	-	-	10.9	-	74.8
Federal Foods Qatar L.L.C	-	313.2	-	-	-	-	53.6	-	366.8
GFS Group	-	771.6	-	-	-	-	130.3	(902.0)	(0.1)
GQFE - Golden Quality Foods Europe	-	2.8	-	-	-	-	0.3	(3.1)	-
Incubatório Paraíso	-	0.7	-	-	-	-	-	-	0.7
Invicta Food Group	-	0.7	-	-	-	-	0.1	(0.8)	-
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	-	7.6
Quickfood	-	97.1	-	-	-	202.6	(40.2)	(259.5)	-
Sadia	-	1,214.0	-	-	-	-	-	(201.4)	1,012.6
Universal Meats Ltd.	-	52.0	-	-	-	-	5.7	(57.7)	-
Import quotas	-	111.8	-	-	-	-	12.3	(124.0)	0.1
Outgrowers relationship	-	15.0	-	-	-	-	-	-	15.0
Trademarks	-	1,649.9	-	-	-	250.7	(140.2)	(424.3)	1,336.1
Patents	-	6.8	-	-	(0.1)	-	(0.2)	(0.6)	5.9
Customer relationship	-	1,220.8	-	-	-	149.1	19.3	(493.1)	896.1
Supplier relationship	-	2.1	-	-	-	-	0.4	(2.4)	0.1
Software	-	516.3	2.0	(121.9)	121.8	30.5	(2.4)	(54.5)	491.8
		7,776.9	35.7	(121.9)	121.7	763.4	5.9	(3,051.5)	5,530.2

Amortization
Non-compete agreement	32.70%	(23.4)	(26.8)	-	-	(5.8)	0.9	9.4	(45.7)
Import quotas	89.94%	(93.1)	(14.4)	-	-	-	(11.3)	118.8	-
Outgrowers relationship	13.24%	(9.6)	(2.0)	-	-	-	-	-	(11.6)
Patents	19.98%	(4.9)	(0.8)	-	-	(0.9)	0.2	1.3	(5.1)
Customer relationship	9.50%	(154.5)	(99.7)	-	-	(55.6)	(11.8)	149.1	(172.5)
Supplier relationship	5.00%	(0.1)	(0.1)	-	-	-	-	0.2	-
Software	19.68%	(293.7)	(127.4)	121.9	0.3	(27.0)	3.6	46.4	(275.9)
		(579.3)	(271.2)	121.9	0.3	(89.3)	(18.4)	325.2	(510.8)
		7,197.6	(235.5)	-	122.0	674.1	(12.5)	(2,726.3)	5,019.4

(1)	Refers to the price index update as disclosed in note 3.28.
(2)	Amounts transferred to assets held for sale (note 12).

	Weighted average amortization rate (p.a.)	12.31.16	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.17
Cost
Non-compete agreement	-	51.0	11.5	-	0.5	-	(1.0)	62.0
Goodwill	-	4,343.5	-	-	(203.6)	-	52.4	4,192.3
AKF	-	129.5	-	-	(2.1)	-	4.1	131.5
Alimentos Calchaquí	-	342.0	-	-	(152.3)	-	(31.8)	157.9
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	18.8	-	-	-	-	(2.7)	16.1
Banvit Bandirma Vitaminli	-	-	-	-	203.8	-	(10.0)	193.8
BRF AFC	-	162.7	-	-	(33.4)	-	2.6	131.9
BRF Holland B.V.	-	22.5	-	-	-	-	3.5	26.0
BRF Invicta	-	119.0	-	-	-	-	12.9	131.9
Dánica	-	4.8	-	-	-	-	(0.7)	4.1
Eclipse Holding Cooperatief	-	209.9	-	-	(202.1)	-	(6.4)	1.4
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	70.5	-	-	(7.3)	-	0.7	63.9
Federal Foods Qatar L.L.C	-	308.4	-	-	-	-	4.8	313.2
GFS Group	-	684.5	-	-	-	-	87.1	771.6
GQFE - Golden Quality Foods Europe	-	2.4	-	-	-	-	0.4	2.8
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.6	-	-	-	-	0.1	0.7
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	113.8	-	-	-	-	(16.7)	97.1
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	57.6	-	-	(10.2)	-	4.6	52.0
Import quotas	-	58.2	-	-	42.2	-	11.4	111.8
Outgrowers relationship	-	14.7	0.3	-	-	-	-	15.0
Trademarks	-	1,313.2	-	-	386.9	-	(50.2)	1,649.9
Patents	-	6.9	-	-	-	-	(0.1)	6.8
Customer relationship	-	815.2	-	-	403.5	10.6	(8.5)	1,220.8
Supplier relationship	-	14.6	-	(2.0)	-	(10.6)	0.1	2.1
Software	-	504.3	40.3	(176.9)	2.7	146.3	(0.4)	516.3
		7,121.6	52.1	(178.9)	632.2	146.3	3.7	7,777.0

Amortization
Non-compete agreement	27.59%	(7.6)	(16.1)	-	-	-	0.3	(23.4)
Import quotas	73.63%	(21.7)	(63.5)	-	-	-	(7.9)	(93.1)
Outgrowers relationship	13.15%	(7.7)	(1.9)	-	-	-	-	(9.6)
Patents	27.42%	(3.9)	(1.1)	-	-	-	0.1	(4.9)
Customer relationship	7.59%	(81.3)	(72.2)	-	0.2	-	(1.2)	(154.5)
Supplier relationship	5.00%	(2.0)	(0.1)	2.0	-	-	-	(0.1)
Software	19.93%	(324.8)	(145.0)	175.5	-	-	0.6	(293.7)
		(449.0)	(299.9)	177.5	0.2	-	(8.1)	(579.3)
		6,672.6	(247.8)	(1.4)	632.4	146.3	(4.4)	7,197.7

Amortization of outgrowers relationship is recognized as a cost of sales in the statement of income (loss), the amortization of customer relationship is recognized in selling expenses, while non-compete agreement, patents and software amortization is recorded according to its use as cost of sales, administrative or sales expenses.

Trademarks recorded in intangible assets come mainly from the business combination with Sadia and Banvit and are considered assets with indefinite useful life.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill and intangible assets with indefinite useful life (trademarks) are allocated to cash-generating units as presented in note 5.

The impairment test of the cash generating units is performed annually based on the value in use through the discounted cash flow method. In 2018, the Company used the strategic plan and annual budget projected until 2023 and the average perpetuity of the cash generating units of 3.06% from this date, which was based on historical information, economic and financial projections from each specific market that the Company has operations and information disclosed by independent institutions and government agencies, such as banks, economic advisories, the International Monetary Fund (IMF), Brazilian Central Bank (BACEN), among others.

The discount rate adopted by the Management varied from 9.33% to 10.22%, depending on the operating segment. The assumptions in the table below were also adopted:

	2019	2020	2021	2022	2023
GDP Brazil	2.57%	3.05%	3.07%	2.67%	2.63%
GDP Halal	3.30%	3.20%	3.20%	3.20%	3.20%
Inflation Brazil	4.09%	4.23%	4.00%	4.00%	4.00%
Exchange rate - BRL / USD	3.68	3.71	3.75	3.80	3.84
Exchange rate - EUR / USD	0.85	0.84	0.82	0.81	0.80

The rates above do not consider any tax effect.

Based on management analyses performed during 2018, no impairment loss was identified.

In addition to the above-mentioned recovery analysis, management prepared a deterministic sensitivity analysis considering the variations in the EBIT margin and in the discount rate as presented below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	-1.0%
BRAZIL
Discount rate	11.22%	10.22%	9.22%
Ebit Margin	10.32%	9.32%	8.32%

INTERNATIONAL
Discount rate	10.33%	9.33%	8.33%
Ebit Margin	11.05%	10.05%	9.05%

HALAL
Discount rate	11.17%	10.17%	9.17%
Ebit Margin	11.42%	10.42%	9.42%

The Company in its sensitivity analysis has not identified possible and reasonable scenarios in which identified the need for impairment in the intangible assets with indefinite useful life.